Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Statement of Profit or Loss

Recognized in the statement of profit or loss:

	2020	2019	2018
Cash flow hedges - reclassified to profit or loss	1,410,997	—	568,370
Net fair value gains and interest on derivative financial instruments	317,820	—	654,933
Interest income	366,695	288,010	395,045
Other	23,971	9,440	58,766
Finance income	2,119,483	297,450	1,677,114

Net foreign exchange losses	(2,409,550)	(1,039,618)	(2,695,045)
Net interest expenses for financial assets and liabilities measured at amortized cost	(811,439)	(874,535)	(552,101)
Net fair value losses and interest on derivative financial instruments	—	(550,438)	—
Cash flow hedges - reclassified to profit or loss	—	461,133	—
Other	(30,175)	(21,660)	(116,926)
Finance costs	(3,251,164)	(2,025,118)	(3,364,072)
Net finance costs	(1,131,681)	(1,727,668)	(1,686,958)